Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	74 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000210871
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	7.54%	6.27%	7.63%
C000210872
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	9.68%	6.23%	7.43%
Without Sales Load [Member] | C000210871
Average Annual Return [Line Items]
Average Annual Return, Percent	11.72%	7.08%	8.30%
Without Sales Load [Member] | C000210872
Average Annual Return [Line Items]
Average Annual Return, Percent	10.68%	6.23%	7.43%
Without Sales Load [Member] | C000210870
Average Annual Return [Line Items]
Average Annual Return, Percent	11.99%	7.35%	8.57%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Average Annual Return, Percent	17.88%	14.42%	15.69%
60% S&P 500 and 40% Bloomberg US Aggregate
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% S&P 500 and 40% Bloomberg US Aggregate
Average Annual Return, Percent	13.70%	8.47%	9.83%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Average Annual Return, Percent	17.88%	14.42%	15.69%
60% S&P 500 and 40% Bloomberg US Aggregate
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% S&P 500 and 40% Bloomberg US Aggregate
Average Annual Return, Percent	13.70%	8.47%	9.83%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Average Annual Return, Percent	17.88%	14.42%	15.69%
60% S&P 500 and 40% Bloomberg US Aggregate
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% S&P 500 and 40% Bloomberg US Aggregate
Average Annual Return, Percent	13.70%	8.47%	9.83%